EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 98.7%
	DIVERSIFIED EXPLORATION AND MINING — 2.7%
300,000	Canter Resources Corp.*,1,2	$140,995
880,000	Carbon Neutral[1,2]	1,785,050
6,000,000	Nuvau Minerals Corp.[1,2]	3,346,969
		5,273,014
	GOLD EXPLORATION — 8.4%
4,457,142	Alpha Exploration Ltd.*,2,3	2,320,565
1,100,000	Alpha Exploration Ltd.*,1,2,3	572,704
2,000,000	Angus Gold, Inc.*,2	1,011,528
7,250,000	Atacama Copper Corp.*,1,2,3	1,213,276
5,030,228	Aurion Resources Ltd.*,2	1,833,255
10,412,498	Besra Gold, Inc.*,2	1,161,271
151,265	Dakota Gold Corp.*	317,657
7,300,000	Dryden Gold Corp.*,1,2,3	1,113,053
11,251,188	Heliostar Metals Ltd.*,2,3	1,841,027
3,068,182	Heliostar Metals Ltd.*,1,2,3	502,045
797,800	Irving Resources, Inc.*,2	258,120
92,300	Ivanhoe Electric, Inc.*	771,628
250,000	Meridian Mining UK Societas*,2	62,291
5,903,500	Newcore Gold Ltd.*,2	482,994
4,000,000	Radius Gold, Inc.*,2,3	342,135
6,141,500	Revival Gold, Inc.*,2,3	1,530,236
1,563,464	Vista Gold Corp.*	563,003
8,200	Vista Gold Corp.*,2	2,897
1,300,000	Western Exploration, Inc.*,2,3	812,198
		16,711,883
	GOLD MINING — 30.6%
226,440	Agnico Eagle Mines Ltd.	11,131,791
72,000	AngloGold Ashanti Ltd. - ADR	1,268,640
3,385,229	B2Gold Corp.	9,478,641
150,000	B2Gold Corp.[2]	418,371
675,392	Barrick Gold Corp.	10,536,115
1,443,099	Equinox Gold Corp.*,2	6,375,610
120,000	Equinox Gold Corp.*	528,000
567,687	Evolution Mining Ltd.[2]	1,195,483
129,690	Gold Fields Ltd. - ADR	1,919,412
4,956,300	i-80 Gold Corp.*,2	7,999,384
600,000	IAMGOLD Corp.*	1,428,000
100,005	Kinross Gold Corp.	551,028
11,500	Newmont Corp.	396,865
3,594,200	OceanaGold Corp.[2]	7,191,073

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	GOLD MINING (Continued)
100,000	OceanaGold Corp.	$197,000
5,000	Polyus PJSC - GDR*,1,2	—
		60,615,413
	PRECIOUS METALS DEVELOPMENTAL — 2.9%
1,180,813	Adriatic Metals PLC*,2	2,750,040
623,400	Artemis Gold, Inc.*,2	2,921,101
		5,671,141
	PRECIOUS METALS EXPLORATION — 3.6%
1,043,182	Almadex Minerals Ltd.*,2	186,213
3,700,000	G2 Goldfields, Inc.*,2	2,036,445
1,490,027	Harfang Exploration, Inc.*,2	160,695
2,932,300	Kenorland Minerals Ltd.*,2	1,679,339
5,645,900	Midland Exploration, Inc.*,2,3	1,532,728
8,829,204	Mundoro Capital, Inc.*,2,3	1,247,712
1,360,000	Riverside Resources, Inc.*,2	111,268
10,000	Seabridge Gold, Inc.*	105,100
		7,059,500
	ROYALTY COMPANIES — 38.3%
7,581,800	Elemental Altus Royalties Corp.*,2	6,146,643
2,417,425	EMX Royalty Corp.*,2	3,596,021
97,696	Franco-Nevada Corp.	10,575,592
1,559,000	Lara Exploration Ltd.*,2	684,128
2,937,294	Metalla Royalty & Streaming Ltd.[2]	8,410,994
506,529	Metalla Royalty & Streaming Ltd.	1,418,281
5,221,651	Orogen Royalties, Inc.*,2	2,718,599
635,889	Osisko Gold Royalties Ltd.	9,258,544
323,120	Osisko Gold Royalties Ltd.[2]	4,708,011
89,700	Royal Gold, Inc.	10,260,783
2,600,000	Star Royalties Ltd.*,2	570,472
409,359	Triple Flag Precious Metals Corp.	5,227,515
10,000	Triple Flag Precious Metals Corp.[2]	128,152
232,200	Wheaton Precious Metals Corp.	10,883,214
25,000	Wheaton Precious Metals Corp.[2]	1,171,625
		75,758,574
	SILVER: EXPLORATION AND MINING — 12.2%
3,624,980	Fortuna Silver Mines, Inc.*	10,983,689
753,761	Pan American Silver Corp.	10,190,849

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Number
of Shares		Value
COMMON STOCKS (Continued)
SILVER: EXPLORATION AND MINING (Continued)
528,644	SilverCrest Metals, Inc.*	$2,918,115
24,092,653
TOTAL COMMON STOCKS
	(Cost $192,375,662)	195,182,178
WARRANTS — 0.6%
DIVERSIFIED EXPLORATION AND MINING — 0.0%
150,000	Canter Resources Corp., Strike Price: 0.70 CAD, Expiration Date: January 19, 2026*,1,2	—
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2025*,1,2	—
1,000,000	Nuvau Minerals Corp., Strike Price: 1.00 CAD, Expiration Date: November 13, 2026*,1,2	—
—
GOLD EXPLORATION — 0.6%
550,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: December 11, 2025*,1,2	—
1,428,571	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: November 20, 2025*,1,2	—
1,600,000	Alpha Exploration Ltd., Strike Price: 1.05 CAD, Expiration Date: June 20, 2026*,1,2	—
7,300,000	Dryden Gold Corp., Strike Price: 0.30 CAD, Expiration Date: January 15, 2026*,1,2	—
1,022,727	Heliostar Metals Ltd., Strike Price: 0.40 CAD, Expiration Date: January 16, 2026*,1,2	—
3,518,412	Heliostar Metals Ltd., Strike Price: 0.70 CAD, Expiration Date: January 25, 2025*,1,2	—
10,000,000	Mogotes Metals, Inc., Strike Price: 1.00 CAD, Expiration Date: July 31, 2024*,1,2	1,115,656
4,000,000	Radius Gold, Inc.; Strike Price: 0.35 CAD, Expiration Date: July 19, 2025*,1,2	—
650,000	Western Exploration, Inc., Strike Price: 2.15 CAD, Expiration Date: June 20, 2026*,1,2	—
1,115,656
PRECIOUS METALS EXPLORATION — 0.0%
2,100,000	Newcore Gold, Ltd., Strike Price: 0.20 CAD, Expiration Date: June 29, 2024*,1,2	—
750,000	Revival Gold, Inc., Strike Price: 0.72 CAD, Expiration Date: July 18, 2026*,1,2	—
800,000	Revival Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: December 28, 2024*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2024 (Unaudited)

Number
of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	$—
		—
	ROYALTY COMPANIES — 0.0%
2,784,546	EMX Royalty Corp., Strike Price: 2.27 CAD, Expiration Date: January 24, 2025*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
		—
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 21, 2024*,1,2	—
	TOTAL WARRANTS
	(Cost $1,112,594)	1,115,656
	SHORT-TERM INVESTMENTS — 0.6%
1,156,468	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.12%[4]	1,156,468
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,156,468)	1,156,468

	TOTAL INVESTMENTS — 99.9%
	(Cost $194,644,724)	197,454,302

	Other Assets in Excess of Liabilities — 0.1%	248,905
	TOTAL NET ASSETS — 100.0%	$197,703,207

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of these restricted securities amounted to $9,789,748 or 4.95% of net assets.

[2]	Foreign security denominated in U.S. dollars.

[3]	Affiliated company.

[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Gold Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks

Gold Exploration - 5.2%
Alpha Exploration Ltd. (3)(4)	$2,185,504	$566,426	$-	$-	$141,339	$2,893,269	$-
Atacama Copper Corp. (1)(3)(4)	-	973,445	-	-	239,831	1,213,276	-
Dryden Resources Corp. (1)(3)(4)	-	811,412	-	-	301,641	1,113,053	-
Heliostar Metals Ltd. (3)(4)	2,723,239	676,010	(403,598)	(194,515)	(458,064)	2,343,072	-
Radius Gold, Inc. (3)	490,337	-	-	-	(148,202)	342,135	-
Revival Gold, Inc. (3)	1,950,685	-	(452,794)	(305,686)	338,031	1,530,236	-
Western Exploration, Inc. (3)	684,310	-	-	-	127,888	812,198	-
						10,247,239

Precious Metals Exploration - 1.4%
Midland Exploration, Inc. (3)	1,730,248	-	-	-	(197,520)	1,532,728	-
Mundoro Capital, Inc. (3)	1,177,821	-	-	-	69,891	1,247,712	-
						2,780,440

Total				$(500,201)	$414,835	$13,027,679	$-

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Common Stocks

Gold Exploration - 5.2%
Alpha Exploration Ltd. (3)(4)	4,457,142	1,100,000	-	-	5,557,142
Atacama Copper Corp. (1)(3)(4)	-	7,250,000	-	-	7,250,000
Dryden Resources Corp. (1)(3)(4)	-	7,300,000	-	-	7,300,000
Heliostar Metals Ltd. (3)(4)	13,251,188	3,068,182	(2,000,000)	-	14,319,370
Radius Gold, Inc. (3)	4,000,000	-	-	-	4,000,000
Revival Gold, Inc. (3)	7,956,500	-	(1,815,000)	-	6,141,500
Western Exploration, Inc. (3)	1,300,000	-	-	-	1,300,000

Precious Metals Exploration - 1.4%
Midland Exploration, Inc. (3)	5,645,900	-	-	-	5,645,900
Mundoro Capital, Inc. (3)	8,829,204	-	-	-	8,829,204

(1)	Not an affiliate at the beginning of the period.

(2)	Not an affiliate at the end of the period.

(3)	Non Income Producing

(4)	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

*	Net of foreign withholding taxes.